Finance Debt - Lines of Credit (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Foreign countries [member]
Disclosure of long term debt [line items]
Balance	$ 4,788
Foreign countries [member] | Petrobras Global Trading BV [member] | China Exim [member]
Disclosure of long term debt [line items]
Date	Oct. 24, 2016
Maturity	May 23, 2019
Amount Available (Lines of Credit)	$ 1,000
Used	900
Balance	$ 100
Foreign countries [member] | Petrobras Global Trading BV [member] | Syndicate of banks [member]
Disclosure of long term debt [line items]
Date	Mar. 07, 2018
Maturity	Feb. 07, 2023
Amount Available (Lines of Credit)	$ 4,350
Balance	$ 4,350
Foreign countries [member] | Petrobras Global Trading BV [member] | Credit Agricole Corporate [member]
Disclosure of long term debt [line items]
Date	Apr. 12, 2018
Maturity	Jun. 20, 2019
Amount Available (Lines of Credit)	$ 400
Used	222
Balance	$ 178
Foreign countries [member] | Petroleo Brasileiro S-A [member] | New Development Bank [member]
Disclosure of long term debt [line items]
Date	Aug. 27, 2018
Maturity	Aug. 27, 2022
Amount Available (Lines of Credit)	$ 200
Used	40
Balance	160
Brazil member
Disclosure of long term debt [line items]
Amount Available (Lines of Credit)	1,750
Used	53
Balance	$ 1,697
Brazil member | Petroleo Brasileiro S-A [member] | Banco Do Brasil financial institution one [member]
Disclosure of long term debt [line items]
Date	Mar. 23, 2018
Maturity	Jan. 26, 2023
Amount Available (Lines of Credit)	$ 516
Balance	$ 516
Brazil member | Petroleo Brasileiro S-A [member] | Bradesco [member]
Disclosure of long term debt [line items]
Date	Jun. 01, 2018
Maturity	May 31, 2023
Amount Available (Lines of Credit)	$ 516
Balance	$ 516
Brazil member | Petroleo Brasileiro S-A [member] | Banco Do Brasil financial institution two [member]
Disclosure of long term debt [line items]
Date	Oct. 04, 2018
Maturity	Sep. 05, 2025
Amount Available (Lines of Credit)	$ 516
Balance	$ 516
Brazil member | Petrobras Transporte S.A.-Transpetro [member]
Disclosure of long term debt [line items]
Date	Nov. 07, 2008
Maturity	Aug. 12, 2041
Amount Available (Lines of Credit)	$ 117
Used	53
Balance	$ 64
Brazil member | Petrobras Transporte S.A.-Transpetro [member] | Caixa Economica Federal [member]
Disclosure of long term debt [line items]
Date	Nov. 23, 2010
Maturity	Not defined
Amount Available (Lines of Credit)	$ 85
Balance	$ 85